Securities - Summary of Securities (Parenthetical) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Sale of securities measured at amortized cost	$ 110
Debt securities [member] | Financial assets at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Realized loss on disposal of debt securities	$ 1	$ 0